UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CONESTOGA

SMALL CAP FUND

M a n a g e d   B y

SEMI - ANNUAL REPORT

March 31, 2006

CONESTOGA SMALL CAP FUND

Expense Example (Unaudited)

As a shareholder of the Conestoga Small Cap Fund, you incur the following costs: management fees and trustee fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 through March 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid During the Period*
	Value	Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006

Actual	$1,000.00	$1,144.66	$7.22
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.20	$6.79

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

CONESTOGA SMALL CAP FUND

Securities Holdings by Industry Sector

March 31, 2006 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the total net assets.  The total net assets of the Fund on March 31, 2006 were $13,616,332.

Cash, 0.11%
Auto and Transportation, 4.61%
Computer Services, 3.29%
Consumer Discretionary, 17.92%
Financial Services, 16.83%
Healthcare, 15.78%
Machinery, 3.21%
Materials and Processing, 5.87%
Other Energy, 4.11%
Producer Durables, 7.05%
Technology, 16.55%
Other, 4.67%

CONESTOGA SMALL CAP FUND

	Schedule of Investments
	March 31, 2006 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

AUTO AND TRANSPORTATION

Recreational Vehicles and Boats
10,750	Winnebago Industries, Inc.	326,155	2.40%

Truckers
15,301	Knight Transportation, Inc.	302,195	2.22%

	AUTO AND TRANSPORTATION SECTOR TOTAL	628,350	4.61%

COMPUTER SERVICES

Software & Systems
10,750	Ansoft Corp.	448,168	3.29%

	COMPUTER SERVICES SECTOR TOTAL	448,168	3.29%

CONSUMER DISCRETIONARY

Consumer Products
7,400	Matthews International Corp.	283,124	2.08%
9,250	The Yankee Candle Co. , Inc.	253,173	1.86%
Consumer Products Industry Total		536,297	3.94%

Commercial Services
6,500	The Advisory Board Co. *	362,505	2.66%

Electronics
6,825	Lojack Corp.	163,664	1.20%

Leisure Time
5,650	SCP Pool Corp.	265,042	1.95%

Services Commercial
7,350	Ritchie Bros Auctioneers Inc.	363,825	2.67%
14,500	Rollins Inc.	293,480	2.16%
Services Commercial Industry Total		657,305	4.83%

* Non-income producing.
The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		March 31, 2006 (Unaudited)
Shares		Market Value	% of Total Net Assets

Shoes
9,950	Iconix Brand Group, Inc.	144,773	1.06%

Textiles Apparel Manufacturers
7,700	Cherokee Inc.	310,079	2.28%

CONSUMER DISCRETIONARY SECTOR TOTAL		2,439,665	17.92%

FINANCIAL SERVICES

Banks
11,750	Boston Private Financial Holdings, Inc.	397,033	2.92%
7,750	PrivateBancorp, Inc.	321,548	2.36%
Banks Industry Total		718,581	5.28%

Finance Companies
13,000	World Acceptance Corp. *	356,200	2.62%

Financial Data Processing Services
7,000	Kronos Inc. *	261,730	1.92%

Financial Information Services
9,250	FactSet Research Systems Inc.	410,238	3.01%

Financial Miscellaneous
10,500	Financial Federal Corp.	307,650	2.26%
5,275	TSX Group Inc.	237,036	1.74%
Financial Miscellaneous Industry Total		544,686	4.00%

	FINANCIAL SERVICES SECTOR TOTAL	2,291,435	16.83%

HEALTHCARE

Bio-Technology Research and Production
7,500	Integra Lifesciences Holdings Co. *	307,350	2.26%
8,000	Kensey Nash Corp. *	228,800	1.68%
Bio-Technology Research and Production Industry Total		536,150	3.94%

Healthcare Management Services
10,250	Computer Programs & Systems, Inc.	512,500	3.76%

* Non-income producing.
The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		March 31, 2006 (Unaudited)
Shares		Market Value	% of Total Net Assets

Healthcare Services
7,750	Psychemedics Corp.	137,873	1.01%

Medical and Dental Instruments and Supplies
6,600	Landauer, Inc.	331,452	2.43%
5,250	Mentor Corp.	237,878	1.75%
4,725	Surmodics, Inc.	167,076	1.23%
3,750	TECHNE Corp. *	225,525	1.66%
Medical and Dental Instruments and Supplies Industry Total		961,931	7.06%

	HEALTHCARE SECTOR TOTAL	2,148,454	15.78%

MACHINERY

Construction & Handling
13,575	ASV, Inc.	437,387	3.21%

MACHINERY SECTOR TOTAL		437,387	3.21%

MATERIALS AND PROCESSING

Building Materials
10,400	Simpson Manufacturing Co., Inc.	450,320	3.31%

Metals & Minerals
12,100	AMCOL International Corp.	348,480	2.56%

MATERIALS AND PROCESSING SECTOR TOTAL		798,800	5.87%

OTHER ENERGY

Oil: Crude Producers
6,050	St. Mary Land & Exploration Co.	247,022	1.81%

Machinery: Oil Well Equipment & Service
5,501	Carbo Ceramics Inc.	313,062	2.30%

	OTHER ENERGY SECTOR TOTAL	560,084	4.11%

* Non-income producing.
The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		March 31, 2006 (Unaudited)
Shares		Market Value	% of Total Net Assets

PRODUCER DURABLES

Aerospace
3,000	Curtiss-Wright Corp.	198,600	1.46%

Electrical Equipment & Components
7,600	Franklin Electric Co., Inc.	415,340	3.05%

Telecommunications Equipment
9,750	Plantronics, Inc.	345,443	2.54%

PRODUCER DURABLES SECTOR TOTAL		959,383	7.05%

TECHNOLOGY

Communications Technology
10,750	Avocent Corp. *	341,205	2.51%
13,000	Digi International Inc. *	151,710	1.11%
Communications Technology Industry Total		492,915	3.62%

Computer Technology
9,500	Hutchinson Technology Inc. *	286,615	2.10%
6,825	Rimage Corp.	154,109	1.13%
Computer Technology Total		440,724	3.24%

Computer Services Software & Systems
7,700	Ansys, Inc. *	416,955	3.06%
11,000	Blackboard, Inc. *	312,510	2.30%
Consumer Services Software & Systems Total		729,465	5.36%

Electronics: Technology
9,500	Trimble Navigation Ltd. *	427,975	3.14%
9,000	II-VI, Inc.	162,810	1.20%
Electronics Technology Total		590,785	4.34%

	TECHNOLOGY SECTOR TOTAL	2,253,889	16.55%

* Non-income producing.
The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		March 31, 2006 (Unaudited)
Shares		Market Value	% of Total Net Assets

OTHER

Multisector Companies
16,250	Raven Industries, Inc.	635,538	4.67%

	TOTAL OTHER	635,538	4.67%
TOTAL COMMON STOCKS
	(Cost $10,343,957)	13,601,153	99.89%

SHORT-TERM INVESTMENTS
22,154	First American Government Obligations Fund 4.29% (a)	22,154	0.16%
	(Cost $22,154)	22,154	0.16%

TOTAL INVESTMENTS
	(Cost $10,366,111)	13,623,307	100.05%

	Liabilities in excess of other assets	(6,968)	-0.05%

	TOTAL NET ASSETS	$13,616,339	100.00%

* Non-income producing.
(a) The rate shown represents the yield at March 31, 2006.
The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

Statement of Assets and Liabilities
March 31, 2006 (Unaudited)

Assets:
Investments at Value	$13,623,300
(Cost $10,366,111)
Cash	2,750
Receivables:
Dividends	7,283
Interest	625
Total Assets	13,633,958
Liabilities:
Management Fees	13,236
Trustee Fees	4,390
Total Liabilities	17,626
Net Assets	$13,616,332

Net Assets Consist of:
Paid-In-Capital	$10,126,507
Accumulated Undistributed Net Investment Loss	(18,656)
Accumulated Net Realized Gain on Investments	251,292
Net Unrealized Appreciation in Value of Investments	3,257,189
Net Assets, for 706,368, Shares Outstanding Unlimited Number of	$13,616,332
Shares Authorized with a $0.01 Par Value
Net Asset Value Offering and Redemption Price
Per Share ($13,616,332/706,368 shares)	$19.28

The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

Statement of Operations
For the Six Months Ended March 31, 2006 (Unaudited)

Investment Income:
Dividends	$53,696
Interest	4,343
Total investment income	58,039
Expenses:
Investment advisory fees	68,173
Trustees' fees and expenses	8,522
Total expenses	76,695

Net Investment Loss	(18,656)

Realized and unrealized gain on investments:
Net realized gain on investments	252,056
Net unrealized appreciation on investments	1,490,340
Net realized and unrealized gain on investments	1,742,396

Net increase in net assets resulting from operations	$1,723,740

The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

Statements of Changes in Net Assets	(Unaudited)
	For the Six	For the Fiscal
	Months Ended	Year Ended
	3/31/2006	9/30/2005
Increase In Net Assets
From Operations:
Net investment loss	($18,656)	($23,833)
Net realized gain on investments	252,056	78,473
Net unrealized appreciation on investments	1,490,340	756,731
Net increase in net assets resulting from operations	1,723,740	811,371
Distributions to shareholders from:
Net realized capital gain	(79,237)	(79,711)
Total Distributions	(79,237)	(79,711)
From capital share transactions:
Proceeds from sale of shares	2,087,389	5,601,388
Shares issued on reinvestment of dividends	39,504	12,816
Cost of shares redeemed	(813,054)	(150,987)
Total Increase in net assets from Fund share transactions	1,313,839	5,463,217

Total Increase in net assets	2,958,342	6,194,877

Net Assets at Beginning of Period	10,657,990	4,463,113
Net Assets at End of Period	$13,616,332	$10,657,990

The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	For the Six	For the Fiscal	For the Fiscal	For the Fiscal
	Months Ended	Year Ended	Year Ended	Year Ended
	3/31/2006	9/30/2005	9/30/2004	9/30/2003(a)

Net asset value - beginning of period	$16.85	$15.26	$12.28	$10.00
Net investment loss (b)	(0.03)	(0.06)	(0.06)	(0.10)
Net realized and unrealized gains on investments	2.59	1.92	3.04	2.39
Total from investment operations	2.56	1.86	2.98	2.29

Distributions from net realized capital gains	(0.13)	(0.27)	0	(0.01)
Total distributions	(0.13)	(0.27)	0	(0.01)

Net asset value - end of period	$19.28	$16.85	$15.26	$12.28

Total return	15.28%	12.35%	24.27%	22.97%
Ratios/supplemental data
Net Assets - end of period (thousands)	13,616	10,658	4,463	2,896

Before waivers
Ratio of expenses to average net assets (c)	1.35%	1.35%	1.65%	1.54%
Ratio of net investment loss to average net assets (c)	(0.33)%	(0.35)%	(0.48)%	(0.85)%

After waivers
Ratio of expenses to average net assets (c)	1.35%	1.35%	1.60%	1.54%
Ratio of net investment loss to average net assets (c)	(0.33)%	(0.35)%	(0.43)%	(0.85)%

Portfolio turnover rate (c)	26.27%	23.95%	25.70%	32.43%

(a) Commencement of operations October 1, 2002.
(b) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period
(c) Annualized

The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

Notes to Financial Statements

March 31, 2006 (Unaudited)

Note 1. Organization

Conestoga Funds (the "Trust") was organized as a Delaware business trust on February 5, 2002. The Trust consists of one series, the Conestoga Small Cap Fund (the "Fund"). The Trust is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Fund's investment strategy is to achieve long-term growth of capital. The Fund's registration statement became effective with the SEC and the Fund commenced operations on October 1, 2002.

The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Conestoga Capital Advisors, LLC (the “Adviser").  Accordingly, no organization costs have been recorded by the Fund.

Note 2.  Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.   All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Foreign Currency- Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

       Reported net realized foreign exchange gains or losses arise from sales of foreign securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes- The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain.  Therefore, no federal income tax provision is required.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Those

Note 2.  Summary of Significant Accounting Policies (Continued)

differences are primarily due to differing treatments for net investment losses and deferral of wash sale losses and post-October losses.  Distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Investment Income- The Trust follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates- Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other- Accounting principles generally accepted in the United States of America require that permanent book/tax differences be reclassified to paid in capital.

Note 3. Investment Advisory Agreement and Other Related Party Transactions

The Fund has entered into an Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Fund. Under the terms of the Advisory Agreement, the Adviser pays all Fund expenses except Rule 12b-1 fees, fees and expenses of the independent trustees, taxes, interest and extraordinary expenses.  Pursuant to the Advisory Agreement the Fund pays the Adviser a fee, calculated daily and payable monthly, equal to an annual rate of 1.20% of average daily net assets of the Fund.  For the six months ended March 31, 2006, the Adviser earned advisory fees of $68,173.

The Trust, on behalf of the Fund, has adopted a distribution  plan (the "Distribution  Plan"), pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay certain expenses associated with the distribution of its shares, including, but not limited to, advertising, printing of prospectuses and reports for  other than existing shareholders, preparation and distribution of advertising material and sales literature and  payments  to dealers and shareholder  servicing  agents who enter into agreements with the Fund.  The Plan provides that the Fund will reimburse the Adviser for actual distribution and shareholder servicing expenses incurred by the Adviser not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.  Effective October 1, 2004, the Fund ceased accruing 12b-1 fees based upon Board approval.

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan, under which the Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers (agents). The Fund may pay a fee at an annual rate of up to 0.25% of the average daily net assets of the shares serviced by a particular agent. The Fund presently does not have any such shareholder servicing agreements in effect and is not accruing fees under the Shareholder Servicing Plan.

Certain directors and officers of the Adviser are directors, officers or shareholders of the Fund.  These individuals receive benefits from the Adviser resulting from the fees paid to the Adviser by the Fund.

Note 4. Investments

Investment transactions, excluding short term investments, for the six months ended March 31, 2006, were as follows:

Purchases……………………………………………..………….…

$   3,275,049

Sales……………………………………………………………….….

$   1,492,099

Note 4. Investments (Continued)

For Federal Income Tax purposes, the cost of investments owned at March 31, 2006 is $10,366,111.  As of March 31, 2006, the gross unrealized appreciation on a tax basis totaled $3,354,901 and the gross unrealized depreciation totaled $97,725 for a net unrealized appreciation of $3,257,176.

Note 5. Capital Stock

As of March 31, 2006, there were an unlimited number of shares of .001 par value capital stock that were authorized and paid in capital and amounted to $10,126,507.  The following table summarizing the activity and shares of the Fund:

	For the Six Months Ended 3/31/2006		For the Fiscal Year Ended 9/30/2005

	Shares	Value	Shares	Value

Issued	118,616	$2,087,389	348,750	$5,601,388
Reinvested	2,324	$ 39,109	827	$ 12,816
Redeemed	(47,252)	$ (813,054)	(9,412)	$ (150,987)
Total	73,688	$ 1,313,839	340,165	$ 5,463,217

Note 6. Distributable Earnings

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain	251,292
Net Unrealized appreciation	3,257,189
$ 3,508,481

The difference between book basis and tax basis undistributed realized gains and net unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Note 7. Distribution to Shareholders

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of the distributions paid during the six months ended March 31, 2006 and fiscal year ended September 30, 2005 were as follows:

Ordinary Income		Long-Term Capital Gain

2006	2005	2006	2005
---	---	$79,237	$79,711

Note 8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

CONESTOGA SMALL CAP FUND

Directors and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees.  Information pertaining to the Directors and Officers of the Fund are set forth below.  The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request by calling toll free 1-800-320-7790.

Name, Address, & Age of Disinterested Trustees[1]	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Principal Occupation During Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by Director[3]
Michael R. Walker Age: 57	Trustee	Since 2002	Partner Key Real Estate LLC, since 2004; Chairman of ElderTrust, 1998-2004; Genesis Health Ventures Chairman and CEO, 1985-2002	1	None
Nicholas J. Kovich Age: 50	Trustee	Since 2002	Private Investor: Managing Director, Domestic Equity Portfolio Manager for Morgan Stanley Investment Management, 1996-2001	1	None
William B. Blundin Age: 67	Trustee	Since 2002	Bransford Investment Partners, LLC CEO, since 1997	1	Trustee, the Saratoga Funds
Richard E. Ten Haken Age: 71	Trustee	Since 2002	Ten Haken & Associates, Inc. President and CEO, since 1992	1	None
Interested Trustees[4]
W. Christopher Maxwell Age: 62	Chairman & CEO, Trustee	Since 2002	Managing Partner of Conestoga Capital Advisors LLC, since 2001; Maxwell Associates LLC President & CEO, since 1997	1	None
William C. Martindale, Jr. Age: 63	President, Trustee	Since 2002	Managing Partner and Chief Investment Officer of Conestoga Capital Advisors LLC, since 2001, Co-Portfolio Manager of the Fund; Chief Investment Officer of Martindale Andres & Co. 1989-2001	1	None

Notes:

1

Each director may be contacted by writing to the trustee, c/o Conestoga Funds, 259 N. Radnor-Chester Road, Radnor Court, Suite 120, Radnor, PA 19087

2

There is no defined term of office for service as a Trustee.  Each Trustee serves until the earlier of resignation, retirement, removal, death, or the election of a qualified successor.

3

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies") or other investment companies registered under the 1940 Act.

4

Mr. Maxwell and Mr. Martindale are each officers of Conestoga Capital Advisors.  Each of these persons are considered to be an “interested person” of the Fund and “Interested Person” within the meaning of the Investment Company Act of 1940.

CONESTOGA SMALL CAP FUND

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  You can obtain a copy, available without charge, on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended December 31, 2004.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policy

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 1-800-320-7790 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 320-7790 to request a copy of the SAI or to make shareholder inquiries.

Board of Trustees

W. Christopher Maxwell, Chairman

William B. Blundin

Nicholas J. Kovich

William C. Martindale, Jr.

Richard E. Ten Haken

Michael R. Walker

Investment Adviser

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH  44141

Custodian

U.S. Bank , NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Registered Public Accounting Firm
Briggs, Bunting & Dougherty, LLP
Two Penn Center, Suite 820
Philadelphia, PA 19102

Counsel

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

Officers

W. Christopher Maxwell, Chairman

William C. Martindale, Jr., President

Duane R. D’Orazio, Secretary, Chief Compliance Officer

Robert M. Mitchell, Treasurer

Mark S. Clewett, Senior Vice President

Laurie S. McDonough, Vice President & Anti-Money Laundering Compliance Officer

M. Lorri McQuade, Vice President

Michelle L. Czerpak, Vice President

Gregory Getts, Assistant Treasurer

This report is provided for the general information of the shareholders of the Conestoga Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 29, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date May 16, 2006

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date May 16, 2006

* Print the name and title of each signing officer under his or her signature.